Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	$ 1,266	$ 1,588	$ 1,506	$ 1,588	$ 1,400
Realized	(1)	(5)	(6)	(6)	3
Unrealized	(15)	(16)	(29)	(31)	(16)
Net unrealized gains (losses) included in OCI	37	64	(16)	101	(22)
Transfer in to Level 3		10	(8)	10	(8)
Transfer out of Level 3	(13)	(8)	(1)	(21)	(1)
Purchases/Issuances	80	61	264	141	559
Sales/Settlements	(130)	(428)	(106)	(558)	(311)
Closing balance	1,224	1,266	1,604	1,224	1,604
Opening balance	(1,088)	(1,009)	(691)	(1,009)	(294)
Realized	(13)	13	12		(71)
Unrealized	(485)	(237)	(394)	(722)	(791)
Transfer in to Level 3			(41)		(43)
Transfer out of Level 3	14	64	5	78
Purchases/Issuances	(86)	(23)	(53)	(109)	(55)
Sales/Settlements	172	104	97	276	189
Closing balance	(1,486)	(1,088)	(1,065)	(1,486)	(1,065)
Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(811)	(742)	(367)	(742)	4
Realized	(15)	8	6	(7)	(64)
Unrealized	38	(156)	(257)	(118)	(574)
Transfer in to Level 3			(13)		(15)
Transfer out of Level 3	1	2	(3)	3	(8)
Purchases/Issuances	(85)	(21)	(38)	(106)	(40)
Sales/Settlements	178	98	71	276	96
Closing balance	(694)	(811)	(601)	(694)	(601)
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(213)	(136)	(74)	(136)	(28)
Unrealized	(522)	(82)	(119)	(604)	(166)
Transfer in to Level 3			(28)		(28)
Transfer out of Level 3		2		2
Sales/Settlements	(9)	3	3	(6)	4
Closing balance	(744)	(213)	(218)	(744)	(218)
Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	25	35	45	35	48
Unrealized	(8)	(11)	(8)	(19)	(12)
Purchases/Issuances			1		1
Sales/Settlements		1		1	1
Closing balance	17	25	38	17	38
Foreign exchange derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Unrealized			16		16
Transfer in to Level 3			(8)		(8)
Closing balance			8		8
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(48)	(54)	(113)	(54)	(107)
Realized	2	5	6	7	12
Unrealized	(1)	1	44		36
Sales/Settlements			1		(3)
Closing balance	(47)	(48)	(62)	(47)	(62)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	43	49	101	49	98
Realized	(2)	(5)	(6)	(7)	(12)
Unrealized	1	(1)	(38)		(29)
Closing balance	42	43	57	42	57
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(16)	(77)	(137)	(77)	(163)
Realized					(19)
Unrealized			(62)		(87)
Transfer out of Level 3	13	60	8	73	8
Purchases/Issuances	(1)	(2)	(15)	(3)	(15)
Sales/Settlements	3	3	22	6	92
Closing balance	(1)	(16)	(184)	(1)	(184)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	16	13	61	13	212
Realized	1			1	15
Unrealized	(1)	(1)		(2)
Transfer in to Level 3		10		10
Transfer out of Level 3	(13)	(8)	(1)	(21)	(1)
Purchases/Issuances	1	2	6	3	6
Sales/Settlements	(2)			(2)	(166)
Closing balance	2	16	66	2	66
Corporate equity [member] | Securities mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	4	4	19	4	16
Unrealized			(6)		(3)
Purchases/Issuances			23		23
Sales/Settlements			(29)		(29)
Closing balance	4	4	7	4	7
Corporate equity [member] | Equity securities designated at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	450	392	269	392	240
Net unrealized gains (losses) included in OCI	31	47	17	78	36
Purchases/Issuances	18	27	10	45	27
Sales/Settlements	(22)	(16)	(8)	(38)	(15)
Closing balance	477	450	288	477	288
Mortgage and asset backed [member] | Securities mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	86	55	102	55	135
Purchases/Issuances	61	32	44	93	44
Sales/Settlements	(37)	(1)	(2)	(38)	(35)
Closing balance	110	86	144	110	144
Corporate debt [member] | Securities mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	2	2	30	2	25
Unrealized			8		13
Sales/Settlements			(38)		(38)
Closing balance	2	2		2
Business and government [member] | Loans mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	640	1,038	879	1,038	626
Unrealized	(7)	(3)	(1)	(10)	(1)
Net unrealized gains (losses) included in OCI	6	17	(33)	23	(58)
Purchases/Issuances			180		458
Sales/Settlements	(69)	(412)	(29)	(481)	(29)
Closing balance	$ 570	$ 640	$ 996	$ 570	$ 996